Pension And OPEB Plans (Schedule Of Contributions) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total contributions		$ 180	$ 35	$ 79
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 62	149	4	54
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total contributions	$ 31	$ 31	$ 31	$ 25